July 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SEI Institutional Investments Trust Post-Effective Amendment No. 111 (File No. 033-58041) and Amendment No. 112 (File No. 811-07257) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust  (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 111 and, under the Investment Company Act of 1940, as amended, Amendment No. 112 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of revising the investment strategy and risk disclosure for the Large Cap Disciplined Equity and Emerging Markets Equity Funds, both series of the Trust.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001